Schedule of intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	€ 23,958
Intangible assets, ending balance	19,296	€ 23,958
Net book value	19,296	23,958	€ 5,076
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	19,429
Intangible assets, ending balance	15,648	19,429
Net book value	15,648	19,429
Brand names [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	4,529
Intangible assets, ending balance	3,648	4,529
Net book value	3,648	4,529
Technology-based intangible assets [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance
Intangible assets, ending balance
Net book value
Intangible assets under development [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance
Intangible assets, ending balance
Net book value
Copyrights, patents and other industrial property rights, service and operating rights [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance
Intangible assets, ending balance
Net book value
Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance
Intangible assets, ending balance
Net book value
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	24,364	6,443
Additions		24,543
Exchange differences	(2,520)
Reclassification		(0)
Disposal		(42)
Deconsolidation of entities		(6,580)
Intangible assets, ending balance	21,844	24,364
Net book value	21,844	24,364
Gross carrying amount [member] | Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	19,758
Additions		19,758
Exchange differences	(2,044)
Intangible assets, ending balance	17,714	19,758
Net book value	17,714	19,758
Gross carrying amount [member] | Brand names [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	4,606
Additions		4,606
Exchange differences	(476)
Intangible assets, ending balance	4,130	4,606
Net book value	4,130	4,606
Gross carrying amount [member] | Technology-based intangible assets [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance		2,996
Additions
Exchange differences
Reclassification		686
Disposal
Deconsolidation of entities		(3,682)
Intangible assets, ending balance
Net book value
Gross carrying amount [member] | Intangible assets under development [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance		1,346
Additions		142
Exchange differences
Reclassification		(686)
Disposal
Deconsolidation of entities		(803)
Intangible assets, ending balance
Net book value
Gross carrying amount [member] | Copyrights, patents and other industrial property rights, service and operating rights [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance		1,911
Additions
Exchange differences
Reclassification
Disposal
Deconsolidation of entities		(1,911)
Intangible assets, ending balance
Net book value
Gross carrying amount [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance		190
Additions		37
Exchange differences
Reclassification
Disposal		(42)
Deconsolidation of entities		(185)
Intangible assets, ending balance
Net book value
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	(406)	(1,367)
Exchange differences	123
Deconsolidation of entities		2,344
Amortisation charge	(2,265)	(1,383)
Intangible assets, ending balance	(2,548)	(406)
Net book value	(2,548)	(406)
Accumulated depreciation and amortisation [member] | Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	(329)
Exchange differences	100
Amortisation charge	(1,837)	(329)
Intangible assets, ending balance	(2,066)	(329)
Net book value	(2,066)	(329)
Accumulated depreciation and amortisation [member] | Brand names [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	(77)
Exchange differences	23
Amortisation charge	(428)	(77)
Intangible assets, ending balance	(482)	(77)
Net book value	(482)	(77)
Accumulated depreciation and amortisation [member] | Technology-based intangible assets [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance		(1,320)
Exchange differences
Deconsolidation of entities		2,279
Amortisation charge		(959)
Intangible assets, ending balance
Net book value
Accumulated depreciation and amortisation [member] | Intangible assets under development [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance
Exchange differences
Deconsolidation of entities
Amortisation charge
Intangible assets, ending balance
Net book value
Accumulated depreciation and amortisation [member] | Copyrights, patents and other industrial property rights, service and operating rights [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance		(4)
Exchange differences
Deconsolidation of entities		5
Amortisation charge		(1)
Intangible assets, ending balance
Net book value
Accumulated depreciation and amortisation [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance		(43)
Exchange differences
Deconsolidation of entities		61
Amortisation charge		(18)
Intangible assets, ending balance
Net book value